Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Financial Assets And Liabilities Carried At Fair Value
A summary of financial assets and liabilities that are measured at fair value on a recurring basis were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2014:
Assets:
Available-for-sale securities	$257.5	—	—	$257.5
Liabilities:
Deferred compensation plans	—	$73.1	—	73.1
December 31, 2013:
Assets:
Available-for-sale securities	$385.2	—	—	$385.2
Liabilities:
Deferred compensation plans	—	$68.6	—	68.6

Carrying Amounts And Fair Values Of Financial Instruments
The carrying amounts and fair values of the Company's financial instruments as of December 31 were as follows ($ in millions):

	2014		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Available-for-sale securities	$257.5	$257.5	$385.2	$385.2
Liabilities:
Short-term borrowings	71.9	71.9	62.3	62.3
Long-term borrowings	3,401.5	3,809.1	3,436.7	3,877.6